Note 9 - (Loss) / Earnings Per Share (Details Textual) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	23,284	21,948